Earnings/(Loss) per Common Share - Earnings/(Loss) per share, basic and diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
(Loss)/income attributable to Navios Holdings, from continuing operations	$ (58,800)	$ 41,528	$ (6,815)
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(3,785)	(5,127)	(5,144)
Tender Offer — Redemption of preferred stock Series G ADSs and H ADSs including $8,949 of undeclared preferred dividend cancelled for the year ended December 31, 2022	13,496	0	0
Gain from eliminated dividend on preferred stock due to conversion	0	0	166
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from continuing operations	20,206	0	0
(Loss)/income attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	28,883	36,401	(11,793)
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	146,106	75,158	(186,146)
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from discontinued operations	(60,140)	0	0
Income /(loss) attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	85,966	75,158	(186,146)
Net income/(loss) attributable to Navios Holdings common stockholders	$ 57,083	$ 111,559	$ (197,939)
Denominator:
Denominator for basic earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,653,879	16,168,329	12,896,568
Basic (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$ (1.27)	$ 2.25	$ (0.91)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	3.79	4.65	(14.43)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders	$ 2.52	$ 6.90	$ (15.35)
Denominator for diluted earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,838,129	16,553,011	12,896,568
Diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$ (1.27)	$ 2.20	$ (0.91)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	3.77	4.54	(14.43)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders	$ 2.50	$ 6.74	$ (15.35)
Weighted average Number of Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	15,848,301	0	0
Earnings per share to Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	$ 2.52	$ 0	$ 0